Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica Variable Annuity I-Share	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica InspireSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated June 22, 2018

(for Applications signed on or after July 1, 2018)

to the

Prospectus dated May 1, 2018

Effective on or about July 1, 2018, the following subaccounts will be Designated Investment Options under Group A for the Retirement Income ChoiceSM 1.6 Rider for riders purchased on or after July 1, 2018:

American Funds – Asset Allocation FundSM – Class 2

Fidelity® VIP Balanced Portfolio – Service Class 2

Please note: In order for you to invest in these Designated Investment Options under the Retirement Income ChoiceSM 1.6 Rider, your application must be signed on July 1, 2018, or later.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

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